Convertible Notes and Convertible Notes - Related Parties - Valuation inputs (Details)	Dec. 31, 2024 $ / shares Y	Oct. 31, 2023 $ / shares Y	Jun. 30, 2023 Y $ / shares
May 2023 Offering
Convertible Notes and Convertible Notes - Related Parties
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]			us-gaap:BlackScholesMertonModelMember
May 2023 Offering | Stock price
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input			51.12
May 2023 Offering | Time to maturity (years)
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input | Y			3.5
May 2023 Offering | Annualized risk-free rate
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input			0.046
May 2023 Offering | Annualized volatility
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input			0.50
September 2023 Offering
Convertible Notes and Convertible Notes - Related Parties
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]		us-gaap:BlackScholesMertonModelMember
September 2023 Offering | Stock price
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input		51.14
September 2023 Offering | Exercise (Strike) price
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input		200
September 2023 Offering | Time to maturity (years)
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input | Y		4.9
September 2023 Offering | Annualized risk-free rate
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input		0.044
September 2023 Offering | Annualized volatility
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input		0.60
Bridge Round Offering | Stock price
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input	52.06
Bridge Round Offering | Exercise (Strike) price
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input	100
Bridge Round Offering | Time to maturity (years)
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input | Y	4.1
Bridge Round Offering | Annualized risk-free rate
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input	0.043
Bridge Round Offering | Annualized volatility
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input	0.63